STUDIO LEGALE
FUBINI, JORIO, CAVALLI e ASSOCIATI

avv. prof. ALBERTO JORIO
avv. PAOLO FUBINI
avv. prof. GINO CAVALLI
avv. LUIGI NUZZO
avv. PAOLO JORIO
avv. AMEDEO ROSBOCH
avv. MASSIMILIANO BIANCHI
avv. PAOLO FABRIS
avv. MASSIMO JORIO
avv. TOMMASO CAPPA
avv. GIADA EMANUELA DE LEO
avv. MICHELE FRAGASSI
avv. MATTEO CROSETTI
avv. CARLO AMEDEO TABELLINI

10128 TORINO
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e-mail: fujoca@fujoca.it

Turin, 9th December 2016

Esteemed
Right of Reply Ltd
Great Britain

to the kind attention of Mr Alfredo Villa
email: avlugano@gmail.com

I have been required to express an opinion about the potentialities of implementation of the instrument called "*Right of reply*", and more specifically about the legal possibility to:

- force the main search engines and web editors to display, aside every *link* conducive to a content regarding a *Right of Reply* subscriber, the tool named "*Response Availability Asterisk*";
- force the main search engines and web editors to allow *Right of Reply* to display the so-called "*Right of Reply Banner*", broadcasting the possibility to read the subscriber's response to the content;
- force the main search engines to communicate to *Right of Reply* all URLs which have opened certain *links*, in order to send to them a notice of update through the tool named "*Announce it to all*".

* * *

The question requires to move from the accurate statements expressed within the advice by Mrs Francesca Paruzzo on 3rd October 2016, which faces the legal frame of

the right to personal identity and to the freedom of expression, focusing on the fundamental sentence by the Court of Justice of the European Union (CJEU) of 13th May 2014, case 131-12 (so-called "case Google Spain"). The advice infers, agreeably, that *Right of Reply* represents an instrument capable to protect, at the same time, the right to personal identity and the freedom of expression, by granting to both an effective protection. Mrs Paruzzo also points out that the solution offered by *Right of Reply* is consistent with the Italian Constitution and with the well-known principle of non-liability of search engines for the contents of information available online.

On this basis, it is necessary to verify which are the most appropriate legal instruments for giving effect (by forcing websites and search engines) to the application of the tools proposed by *Right of Reply*.

*

Within the case Google Spain[1] the European Court of Justice qualified the activity carried out by search engines on personal data (collection, extraction, registration, organization, storage, communication and availability to the public) as "data processing", relevant under European directive 95/46 (hereinafter, the "Directive").

It is convenient to clarify that the Directive is going to be repealed with effect from 25th May 2018, by EU regulation n. 2016/679 (hereinafter, the "Regulation"), which repeats most part of the Directive and takes note of its limits (e.g. "whereas" n. 9), transposing the orientations matured within the praxis[2]. Therefore, in line with the statement by the European Court, the new definition of "processing" stated by art. 4 of

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[1] Sentence by the Court of Court of Justice of the European Union (CJEU) of 13th May 2014, relating to the case *Google Spain SL, Google Inc. vs Agencia Española de Protección de Datos, Mario Costeja González* (case C–131/12).

[2] It is well-known that the fundamental feature of European regulations is the direct applicability, which makes the difference from the directive: the latter needs transposition within the national system, while regulations are binding and directly applicable in all its parts within the national order. Within the Italian hierarchy of sources of law, regulations are posed as sources of higher-ranking than the law and the eventual contrast between a law and a regulation leads to the so-called "disapplication" of the first in favor of the second. Regulation n. 679/2016, in force since 24th May 2016, but applicable since 25th May 2018, is part of the so-called "data protection package", which represents the new common framework in personal data protection for all EU member States (together with Directive 27th April 2016, n. 2016/680 related to the protection of physical persons' data by the competent authorities for prevention, investigation and prosecution of crimes or execution of criminal penalties, and free circulation of such data, repealing the decision 2008/977 by the Council).

the Regulation includes "*collection, recording, organisation, structuring, storage, adaptation or alteration, retrieval, consultation, use, disclosure by transmission, dissemination or otherwise making available, alignment or combination*" of personal data.

Art. 5, paragraph 1 of the Regulation (repeating Art. 6 of the Directive), states that personal data must be "*(a) processed lawfully, fairly and in a transparent manner in relation to the data subject ('lawfulness, fairness and transparency')* [and also] *(d) accurate and, where necessary, kept up to date; every reasonable step must be taken to ensure that personal data that are inaccurate, having regard to the purposes for which they are processed, are erased or rectified without delay ('accuracy')*".

In transposing the Directive, the notorious decree 30th June 2003, n. 196 has provided, at Art. 11, paragraph 1, that personal data are "*(a) processed lawfully and correctly* [and also] *(c) accurate and, where necessary, kept up to date*".

As regards the rights of the data subject (access, erasure, rectification), where it rises the so-called "right to be forgotten", the sentence "Google Spain" has stated the right of the subject to obtain from the search engine the <u>erasure</u>, from the list of results, of links to the outdated information[3]; and this based on Articles 7 and 8 of the Charter of Fundamental Rights of European Union[4] and Arts. 12, letter b and 14, paragraph 1, letter a of the Directive; in particular, they grant:

- the right to obtain from the controller "*erasure or blocking of data the processing of which does not comply with the provisions of this Directive, in particular because of the incomplete or inaccurate nature of the data*";
- the right "*to object at any time on compelling legitimate grounds relating to his particular situation to the processing of data relating to him*".

[3] For the enactment of the right of erasure stated by sentence Google Spain, an independent consulting body has been established under Art. 29 of the Directive ("*Article 29 data protection Working Party*", or "WP29"), which has issued specific guidelines for the implementation of right to erasure of personal data by search engines, on 26th November 2014; the paper is available at *http://ec.europa.eu/justice/data-protection/article-29/documentation/opinion-recommendation/files/2014/wp225_en.pdf.*

[4] Art. 7 (Respect for private and family life): "*Everyone has the right to respect for his or her private and family life, home and communications*"; Art. 8 (Protection of personal data): "*1. Everyone has the right to the protection of personal data concerning him or her. 2. Such data must be processed fairly for specified purposes and on the basis of the consent of the person concerned or some other legitimate basis laid down by law. Everyone has the right of access to data which has been collected concerning him or her, and the right to have it rectified. 3. Compliance with these rules shall be subject to control by an independent authority*".

Such provisions of the Directive have been transposed into Italian system within Chapter II of decree n. 196/2003, devoted to the "Rights of the data subject", which provides at Art. 7, par. 3 the right to obtain "*(a) the data update, rectification or, where interested, integration; (b) the erasure, conversion anonymous format or block of data processed unlawfully, including those whose conservation is not necessary for the purposes for which they have been collected or processed; (c) the attestation that the operations under letters a) and b) have been communicated, even as regards their content, to those to whom data had been communicated or spread, except the case where such performance is impossible or requires means that are clearly disproportionate in relation to the protected right*".

A significant evolution has come in this field with the Regulation, which dedicates the whole chapter III to the "*Rights of the data subject*": it is clear, in this part, the intention to transpose the "living law", by introducing important innovations and specifically with the first codification of the "right to be forgotten" (naturally connected to the right to data erasure - Art. 17).

Actually, the most relevant news to our purposes are probably the ones regarding the right to rectification, which shows the most close relationship with the scope and functionality of *Right of Reply*. Indeed, Art. 16 of the Regulation states that "*The data subject shall have the right to obtain from the controller without undue delay the rectification of inaccurate personal data concerning him or her. Taking into account the purposes of the processing, the data subject shall have the right to have incomplete personal data completed, including by means of providing a supplementary statement*". Such provision can also be correlated to Art. 12, par. 2, stating: "*the controller shall facilitate the exercise of data subject rights under Articles 15 to 22*".

Finally, Art. 19 seems relevant as it provides that "*The controller shall communicate any rectification or erasure of personal data or restriction of processing carried out in accordance with Article 16, Article 17(1) and Article 18 to each recipient to whom the personal data have been disclosed, unless this proves impossible or involves disproportionate effort. The controller shall inform the data subject about those recipients if the data subject requests it*".

As regards the instruments able to force ad adapt the operability of search engines, the typical measures of Italian national authorities can be grouped into two categories: judicial and administrative.

The first category includes naturally all judgements by national and supranational judicial authorities (among which the Court of Justice of the European Union, with the recalled case Google Spain); their pronunciation requires an actual violation of rights of personality, according to the principle of the necessary "interest in taking action", generally stated, under Italian law, by Art. 100 of civil procedure code. Still in principle, it is necessary to recall the tight subjective limits which characterize judicial measures: according to the principle expressed by Art., 2909 c.c., sentences are effective only between the parties of that lawsuit. And, under Italian law, precedents have no binding strength toward third parties except for their authoritativeness.

Among the administrative instruments, it is worth to recall the measures adopted by the data protection Authority (so-called "Guarantor")[5]. Indeed, both Italian and European law recognize to the Guarantor many tasks and powers in the field. In particular, under Italian law, Art. 141 of decree n. 196/2003 provides three instruments: detailed complaint ("*to expose a violation of the relevant discipline about personal data processing*"), reporting ("*if it is not possible to file a detailed complaint under letter a), in order to call for a control by the Guarantor on the discipline itself*" and recourse ("*in order to enforce specific rights under Article 7*").

The Regulation recognizes to the "supervisory authority concerned", *inter alia*:

- the task to monitor and grant the application of the Regulation (Art. 57, par. 1, lett. a);
- the task to "*monitor relevant developments, insofar as they have an impact on the protection of personal data, in particular the development of information and communication technologies and commercial practices*" (Art. 57, par. 1, lett. i);
- the corrective power "*to order the controller or the processor to comply with the data subject's requests to exercise his or her rights pursuant to this Regulation*" (Art. 58, par. 2, lett. c).

[5] The Guarantor for personal data protection is an administrative independent authority established by the so-called "privacy law" (law 31st December 1996, n. 675) - which has transposed in Italian law the Directive - today regulated by the "Privacy Code" (decree 30th June 2003, n. 196).

Among the measures taken by the Guarantor to regulate IT operations of processing personal data, it is worth to recall, for instance:

- many measures allowing the removal of certain URLs from Google search results related to the name and last name of the claimant; these measures always recall the criteria stated within case Google Spain and within the inherent guidelines adopted by WP29[6];
- the measure dating 8th May 2014, n. 229, related to "*Simplified steps for information and acquisition of consent for the use of cookies*"[7];
- the "*prescription measure towards Google Inc. on conformity of the new privacy policy for personal data processing to the Code*", dating 10th July 2014[8];
- the guidelines on personal data processing for online profiling, dating 19th March 2015[9].

In is interesting to observe that in many of these cases the Guarantor has provided a general, complete and detailed discipline, binding for one or more operators.

*

With specific reference to the case brought to my attention, on the premise that the extreme innovativeness of the instrument makes it difficult to predict the reaction of competent authorities, I would not exclude *a priori* the possibility to oblige search engines and websites to apply instruments such as those offered by *Right of Reply*.

A plausible legal ground can be recognized in the legally protected rights to update, rectification and integration of personal data processed by search engines on the web; *Right of Reply* appears as an instrument of effective protection of such rights. In particular, the provisions of the Regulation n. 679/2016, although not being directly applicable until al 25th May 2018, could represent a valid interpretative criterion for

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[6] See before, note n. 2. They can also be recalled, decisions dating 16th July 2015, 17th September 2015 and 31st March 2016, all available at *http://www.garanteprivacy.it/*.

[7] Published on the Gazzetta Ufficiale della Repubblica Italiana on 3rd June 2014, serie Generale, n. 126, of 3rd June 2014, available at *http://www.garanteprivacy.it/web/guest/home/docweb/-/docweb-display/docweb/3118884*.

[8] Available at *http://www.garanteprivacy.it/web/guest/home/docweb/-/docweb-display/docweb/3283078*; also, see the consequent measure of "*approval of protocol ruling the control activities by the Guarantor on the prescriptions given to Google on 10th July 2014*", available at the same address.

[9] Available at *http://www.garanteprivacy.it/web/guest/home/docweb/-/docweb-display/docweb/3881513*.

enacting the rights expressly granted by law, enabling the authority to recommend to search engines and websites the following operations:

- grant the "*right to have incomplete personal data completed*" and the "*supplementary statement*" prefigured by Art. 16 of the Regulation, as proposed by *Right of Reply* with the *tool* "*Response Availability Asterisk*" and with the so-called "*Right of Reply Banner*";
- communicate the rectification/integration "*to each recipient to whom the personal data have been disclosed*", as prefigured by Art. 19 of the Regulation, immediately, through the *tool* "*Announce it to all*";

all of this, also based on the controller's duty to "*facilitate the exercise of data subject rights*", under Art. 12 of the Regulation.

At a practical level, I would suggest to build up a *casus belli,* by requiring and legally warning any search engine to respect the rights of a subject complaining an offence due to some search results, by asking to host on its search pages the *banners* and the other instruments offered by *Right of Reply*. Therefore, the (likely) negative answer could be qualified as an actual violation of the rights to "update", "rectification" and "integration" of the personal data processed by the search engine. As a consequence, it could be possible to appeal to the judicial and/or administrative authority, requiring the enactment of an effective protection through the forced application of the aforesaid instruments by *Right of Reply*.

All the above, I repeat, with the high grade of uncertainty about the possible results, which unavoidably features such an unprecedented matter, under both legal and practical profiles.

I specify, although it seems evident, that, even within the best scenario, the authority could not go beyond the generic acknowledgement of a right/duty to apply the IT instruments suggested by *Right of Reply,* without recognizing any exclusive right in favor of *Right of Reply* in offering these services; and it could not inhibit other operators eventually working on the market to carry out an analogous information activity (to be clear, an eventual *Google Reply*): at this level, it is just a matter of strength of the patent as deposited.

* * *

I hope to have offered an adequate contribution in this intricate matter, and I remain for any further need or clarification.

Best regards.

avv. Amedeo Rosboch